Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

* * *

Transamerica Core Bond

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.43%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual fund operating expenses	0.46%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

1 year	3 years	5 years	10 years
$47	$148	$258	$579

* * *

Transamerica Developing Markets Equity

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	1.06%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	1.21%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

* * *

Transamerica International Equity Opportunities

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.95%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2017

Transamerica Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

* * *

Transamerica Core Bond

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.43%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual fund operating expenses	0.46%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

1 year	3 years	5 years	10 years
$47	$148	$258	$579

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.
Transamerica Core Bond | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	$ 47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	$ 579
Transamerica Developing Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

* * *

Transamerica Developing Markets Equity

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	1.06%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	1.21%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.
Transamerica Developing Markets Equity | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	$ 1,466
Transamerica International Equity Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

* * *

Transamerica International Equity Opportunities

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.95%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.
Transamerica International Equity Opportunities | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	$ 1,166

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.